Long –Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term Debt (Table)

Facility	2021	2020
Loans	1,380,648	1,509,794
Less: Deferred finance costs, net	(7,461)	(9,437)
Total long-term debt	1,373,187	1,500,357
Less: Current portion of debt	(175,062)	(235,082)
Add: Deferred finance costs, current portion	2,126	2,654
Long-term debt, net of current portion and deferred finance costs	1,200,251	1,267,929

Long-term Debt - Weighted-Average Interest Rates (Table)
Year ended December 31, 2021	2.02%
Year ended December 31, 2020	2.88%
Year ended December 31, 2019	4.41%

Long-term Debt - Schedule of Debt (Table)

Loan	Origination Date	Original Amount	Balance at January 1, 2021	New Loans	Prepaid	Repaid	Balance at December 31, 2021
8-year term loan	2011	73,600	60,860	—	—	6,407	54,453
6-year term loan	2014	193,239	30,921	—	—	2,474	28,447
8-year term loan	2014	39,954	37,500	—	—	2,589	34,911
5-year term loan	2015	35,190	27,370	—	26,393	977	—
7-year term loan	2015	35,190	26,393	—	—	2,200	24,193
7-year term loan	2015	39,900	21,764	—	—	3,628	18,136
7-year term loan	2015	44,800	30,400	—	—	3,200	27,200
12-year term loan	2016	309,824	209,430	—	—	21,501	187,929
71/2-year term loan	2017	85,000	68,000	—	—	5,667	62,333
6-year term loan	2018	80,000	61,275	—	—	7,158	54,117
5-year term loan	2018	180,000	104,770	—	85,039	19,731	—
5-year term loan	2018	44,000	24,383	—	—	2,700	21,683
5-year term loan	2018	48,650	36,488	—	36,488	—	—
8-year term loan	2018	82,752	79,304	—	—	4,597	74,707
5-year term loan	2018	62,500	53,500	—	—	6,000	47,500
6-year term loan	2019	88,150	60,804	—	—	8,716	52,088
5-year term loan	2019	38,250	30,682	—	4,951	5,718	20,013
4-year term loan	2019	26,000	20,800	—	—	5,200	15,600
7-year term loan	2019	56,352	56,352	—	—	2,818	53,534
10-year term loan	2019	54,387	54,191	—	—	3,011	51,180
7-year term loan	2019	72,000	67,200	—	—	4,800	62,400
5-year term loan	2019	71,036	64,613	—	—	5,082	59,531
5-year term loan	2019	36,000	33,600	—	—	2,400	31,200
5-year term loan	2019	35,000	31,818	—	—	3,182	28,636
5-year term loan	2020	16,800	15,015	—	—	2,730	12,285
2-year term loan	2020	27,750	13,875	13,875	—	—	27,750
5-year term loan	2020	70,000	67,305	—	—	11,217	56,088
5-year term loan	2020	40,000	38,556	—	—	2,487	36,069
6-year term loan	2020	37,500	37,125	—	—	2,652	34,473
5-year term loan	2020	47,000	45,500	—	—	9,100	36,400
5-year term loan	2021	44,500	—	44,500	—	8,091	36,409
5-year term loan	2021	26,000	—	26,000	—	—	26,000
4-year term loan	2021	38,000	—	38,000	—	—	38,000
4-year term loan	2021	48,750	—	48,750	—	—	48,750
7-year term loan	2021	74,500	—	18,633	—	—	18,633
Total			1,509,794	189,758	152,871	166,033	1,380,648

Long-term Debt - Principal Payments (Table)

Year	Amount
2022	175,062
2023	242,995
2024	283,014
2025	262,130
2026	199,780
2027 and thereafter	217,667
Total	1,380,648